Off-balance sheet commitments (Tables)	6 Months Ended
Jun. 30, 2026
Capital commitments [abstract]
Schedule of Off-balance Sheet Commitments

As of June 30, 2026	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
IT licensing agreements	2,271	1,081	1,190	-	-
Total commitments	2,271	1,081	1,190	-	-

As of December 31, 2025	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
IT licensing agreements	2,812	1,081	1,731	-	-
Total commitments	2,812	1,081	1,731	-	-